Related Parties Disclosures (Tables)	9 Months Ended
Sep. 30, 2025
Related Parties Disclosures [Abstract]
Schedule of Related Party Transactions	Related party transactions
	For the nine months ended September 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Payments made on behalf by director	23,944	62,673	14,888
Employee benefit expenses charged from related parties	12,000	-	-
Selling and administrative expenses charged from related parties	8,495	-	-

Schedule of Remuneration of Key Management Personnel	Remuneration of key management personnel
	For the nine months ended September 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Ng Chen Lok, Chairman, CEO & Director
- Director fee	538,886	643,931	152,967
Robert Michael Harrison Jr, Independent Director
- Director fee	-	44,878	10,661
Lai Fuu Sing, Independent Director
- Director fee	-	13,125	3,118
Pan Seng Wee, Independent Director
- Director fee	-	13,125	3,118
Chen Xiang Foong, Independent Director
- Director fee	-	31,754	7,543
Elain Binti Lockman, Independent Director
- Director fee	-	31,754	7,543
Zuria Hajar Bt Mohd Adnan, CFO & Director
- Salary	68,043	97,000	21,698
- Employer Contribution to Defined Contribution Plan	7,680	11,640	2,604
- Employer Contribution to Insurance Scheme	869	1,044	234
Loong Xin Yee, COO	90,000	90,000	20,132
Tan Kim Chuan, CTO
- Salary	95,500	146,900	32,861
- Employer Contribution to Defined Contribution Plan	650	6,576	1,471
- Employer Contribution to Insurance Scheme	97	908	203